Note 18 - Derivatives	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
18.
Derivatives:

(a) Interest rate swaps that meet the criteria for hedge accounting:
The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize its exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to manage its floating rate exposure.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three
-month or
six
-month USD LIBOR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation required by ASC
815
in order to designate these swaps as hedging instruments as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company’s earnings. Assessment and measurement of the effectiveness of these interest rate swaps are performed at each reporting period. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in “Other comprehensive income” and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.

At
December 31, 2016
and
2017,
the Company had interest rate swap agreements with an outstanding notional amount of
$783,403
and
$656,096,
respectively. The fair value of these interest rate swaps outstanding at
December 31, 2016
and
2017
amounted to a net liability of
$10,459
and a net asset of
$2,031,
respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between
June 2018
and
May 2023.

The estimated net amount that is expected to be reclassified within the next
12
months from Accumulated Other Comprehensive Loss to earnings in respect of the settlements on interest rate swaps amounts to
$2,507.

(b) Interest rate swaps that do
not
meet the criteria for hedge accounting:
As of
December 31, 2016
and
2017,
the Company had interest rate swap agreements with an outstanding notional amount of
$199,846
and
$89,752,
respectively, for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreements did not
meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. The fair value of these interest rate swaps at
December 31, 2016
and
2017
was a liability of
$4,855
and a liability of
$980,
respectively, and these are included in Fair value of derivatives in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between
August 2018
and
August 2020.

(c) Foreign currency agreements:
As of
December 31, 2017,
the Company was engaged in
two
Euro/U.S. dollar forward agreements totaling
$4,000
at an average forward rate of Euro/U.S. dollar
1.1682
expiring in monthly intervals up to
February 2018.

As of
December 31, 2016,
the Company was engaged in
three
Euro/U.S. dollar forward agreements totaling
$9,000
at an average forward rate of Euro/U.S. dollar
1.0653
expiring in monthly intervals up to
March 2017.

As of
December 31, 2015,
the Company was engaged in
16
Euro/U.S. dollar forward agreements totaling
$20,000
at an average forward rate of Euro/U.S. dollar
1.0725
expiring in monthly intervals up to
August 2016.

The total change of forward contracts fair value for the year ended
December 31, 2017,
was a gain of
$197
(loss of
$437
for the year ended
December 31, 2016
and gain of
$1,361
for the year ended
December 31, 2015)
and is included in Gain / (Loss) on derivative instruments, net in the accompanying consolidated statements of income.

The Effect of Derivative Instruments for the years ended December 31, 2015, 2016 and 2017
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2015	2016	2017		2015	2016	2017
Interest rate swaps	(20,418)	8,828	1,999	Gain / (Loss) on derivative instruments, net	(60)	-	-
Reclassification to Interest and finance costs	31,800	20,237	11,393		-	-	-
Total	11,382	29,065	13,392		(60)	-	-

Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2015	2016	2017
Non hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	2,910	(3,554)	(1,113)
Ineffective portion of hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	(60)	-	-
Forward contracts	Gain / (Loss) on derivative instruments, net	1,361	(437)	197
Total		4,211	(3,991)	(916)

The realized loss on non-hedging interest rate swaps included in “Gain / (Loss) on derivative instruments, net” amounted to
$12,645,
$8,500
and
$2,212
for the years ended
December 31, 2015,
2016
and
2017,
respectively.